CONTINGENCIES AND COMMITMENTS	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
CONTINGENCIES AND COMMITMENTS [Text Block]

14.      CONTINGENCIES AND COMMITMENTS

The Company’s remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $888 to August 31, 2020.

Contractor payments are based on approximate costs to complete services remaining at Waterberg.

From year end the Company’s aggregate commitments are as follows:

Payments Due By Year
	< 1 Year	1 – 3 Years	4 – 5 Years	> 5 Years	Total
Lease Obligations	$485	$403	$-	$-	$888
Contractor payments	3,552	-	-	-	3,552
Convertible Note [1]	1,474	2,949	21,464	-	25,887
LMM Facility (Note 8)	-	54,746	-	-	54,746
Totals	$5,511	$58,098	$21,464	$-	$85,073

[1] The convertible note and related interest can be settled at the Company’s discretion in cash or shares

The Company reports that it is in receipt of a summons issued by Africa Wide whereby Africa Wide has instituted legal proceedings in South Africa against PTM RSA, RBPlat and Maseve in relation to the Maseve Sale Transaction. Africa Wide is seeking, at this very late date, to set aside or be paid increased value for, the closed Maseve Sale Transaction. Africa Wide held a 17.1% interest in Maseve prior to the Maseve Sale Transaction. RBPlat consulted with senior counsel, both during the negotiation of the Maseve Sale Transaction and in regard to the current Africa Wide legal proceedings. The Company has received legal advice to the effect that the Africa Wide action, as issued, is ill-conceived and is factually and legally defective.